Convertible Loans (Tables)	6 Months Ended
Jun. 30, 2024
Convertible Loans [Abstract]
Schedule of Convertible Notes	The assumptions used to value the convertible notes were as follows:
For the six months ended June 30, 2024
Time to maturity	0.50 year -1.00 year
Historical volatility of the company’s share prices	54.3%-58.8%
Risk-free interest rate	4.80%-5.33%
Discount rate	5.70%-6.15%